Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange differences on translation [abstract]
Foreign currency translation result	$ (235)	$ (389)	$ 352
Foreign exchange fluctuations from debt	(23)	89	(126)
Foreign exchange fluctuations from intercompany balances	(68)	(13)	(419)
Translation effects of foreign subsidiaries, net	$ (326)	$ (313)	$ (193)